Submission	Dec. 16, 2025
Submission [Line Items]
Central Index Key	0000070502
Registrant Name	NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
Registration File Number	333-275151
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A